Events after the reporting period (Details Narrative) - $ / shares		9 Months Ended
	Feb. 11, 2025	Dec. 31, 2024
Stock Options
Statement [Line Items]
Price per share		$ 0.67
Options granted		290,000
Options exercised		266,668
Exercised shares price per share		$ 0.125
Stock Options One
Statement [Line Items]
Options exercised		1,670,000
Exercised shares price per share		$ 0.12
Stock Options Two
Statement [Line Items]
Options exercised		96,000
Exercised shares price per share		$ 0.105
Stock Options Three
Statement [Line Items]
Options exercised		1,000,000
Exercised shares price per share		$ 0.11
Subsequent Event
Statement [Line Items]
Description of Brenda Property	The terms of the 5-year option to acquire 100% of the Brenda Property require annual payments of $400,000 with the option to purchase exercise price starting at $8 million if exercised in the first year, and increasing on an annual basis to $12 million in year five. The claims are subject to a 2% net smelter returns royalty of which 1% (or one-half) can be acquired for $5 million before commencement of commercial mining operations and $10 million after commencement of mining
Subsequent Event | Amarc
Statement [Line Items]
Ownership interests in mineral claims	100.00%